BURNEY U.S. FACTOR ROTATION ETF
Schedule of Investments
10/31/2023 (Unaudited)

Shares		Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 0.5%
1,015	TransDigm Group, Inc. (a)	$840,511
Agricultural & Farm Machinery - 1.0%
4,540	Deere & Co.	1,658,734
Application Software - 6.5%
2,151	Adobe, Inc. (a)	1,144,461
14,500	Alarm.com Holdings, Inc. (a)	741,385
30,894	DocuSign, Inc. (a)	1,201,159
23,773	Dynatrace, Inc. (a)	1,062,891
3,106	HubSpot, Inc. (a)	1,316,230
8,765	Manhattan Associates, Inc. (a)	1,709,000
6,645	Salesforce, Inc. (a)	1,334,515
15,959	Splunk, Inc. (a)	2,348,526
		10,858,167
Automotive Retail - 1.4%
2,894	Group 1 Automotive, Inc.	730,243
1,733	O'Reilly Automotive, Inc. (a)	1,612,453
		2,342,696
Biotechnology - 4.9%
187,047	Dynavax Technologies Corp. (a)	2,657,938
22,264	Exact Sciences Corp. (a)	1,371,240
37,148	Neurocrine Biosciences, Inc. (a)	4,121,199
		8,150,377
Broadline Retail - 3.1%
39,123	Amazon.com, Inc. (a)	5,206,880
Building Products - 0.8%
12,702	Builders FirstSource, Inc. (a)	1,378,421
Communications Equipment - 2.7%
17,057	Arista Networks, Inc. (a)	3,417,711
32,758	Calix, Inc. (a)	1,084,945
		4,502,656
Construction Machinery & Heavy Transportation Equipment - 2.2%
21,395	Allison Transmission Holdings, Inc.	1,078,736
6,981	Caterpillar, Inc.	1,578,055
11,361	PACCAR, Inc.	937,623
		3,594,414
Consumer Finance - 2.0%
8,363	Capital One Financial Corp.	847,088
30,413	Encore Capital Group, Inc. (a)	1,145,962
49,976	Synchrony Financial	1,401,827
		3,394,877

BURNEY U.S. FACTOR ROTATION ETF
Schedule of Investments (Continued)
10/31/2023 (Unaudited)

Diversified Banks - 4.5%
40,386	Citigroup, Inc.	1,594,843
31,359	JPMorgan Chase & Co.	4,360,783
38,843	Wells Fargo & Co.	1,544,786
		7,500,412
Electric Utilities - 3.7%
14,871	Edison International	937,765
33,789	Entergy Corp.	3,229,891
12,607	Eversource Energy	678,131
31,982	Portland General Electric Co.	1,279,920
		6,125,707
Electrical Components & Equipment - 3.3%
11,329	AMETEK, Inc.	1,594,783
82,576	nVent Electric PLC ADR (b)	3,974,383
		5,569,166
Food Retail - 1.3%
8,026	Casey's General Stores, Inc.	2,182,350
Gas Utilities - 0.8%
24,154	Southwest Gas Holdings, Inc.	1,415,666
Health Care Services - 0.7%
15,577	AMN Healthcare Services, Inc. (a)	1,181,671
Health Care Technology - 0.5%
66,385	Veradigm, Inc. (a)	875,618
Homebuilding - 6.2%
9,379	D.R. Horton, Inc.	979,168
19,799	KB Home	875,116
8,336	Lennar Corp. - Class A	889,284
9,807	Meritage Homes Corp.	1,118,194
23,256	Taylor Morrison Home Corp. (a)	891,170
77,654	Toll Brothers, Inc.	5,490,914
		10,243,846
Hotels, Resorts & Cruise Lines - 0.7%
6,327	Marriott International, Inc. - Class A	1,193,019
Industrial Machinery & Supplies & Components - 1.5%
6,819	Parker-Hannifin Corp.	2,515,597
Interactive Media & Services - 7.5%
56,604	Alphabet, Inc. - Class A (a)	7,023,424
17,911	Meta Platforms, Inc. - Class A (a)	5,396,047
		12,419,471
Life & Health Insurance - 1.6%
44,707	MetLife, Inc.	2,682,867
Life Sciences Tools & Services - 0.7%
5,026	Medpace Holdings, Inc. (a)	1,219,659

BURNEY U.S. FACTOR ROTATION ETF
Schedule of Investments (Continued)
10/31/2023 (Unaudited)

Managed Health Care - 5.7%
60,002	Centene Corp. (a)	4,138,938
15,860	Molina Healthcare, Inc. (a)	5,280,587
		9,419,525
Metal, Glass & Plastic Containers - 0.4%
13,267	Berry Global Group, Inc.	729,685
Movies & Entertainment - 0.6%
57,576	Cinemark Holdings, Inc. (a)	949,428
Oil & Gas Refining & Marketing - 5.0%
19,022	Marathon Petroleum Corp.	2,877,078
21,758	Phillips 66	2,481,935
23,233	Valero Energy Corp.	2,950,591
		8,309,604
Oil & Gas Storage & Transportation - 1.1%
5,605	Cheniere Energy, Inc.	932,784
10,989	Targa Resources Corp.	918,790
		1,851,574
Packaged Foods & Meats - 2.0%
9,006	Hershey Co.	1,687,274
20,116	Post Holdings, Inc. (a)	1,614,913
		3,302,187
Personal Care Products - 0.4%
7,781	elf Beauty, Inc. (a)	720,754
Pharmaceuticals - 1.8%
17,809	Amphastar Pharmaceuticals, Inc. (a)	806,213
17,376	Jazz Pharmaceuticals PLC ADR (a)(b)	2,207,100
		3,013,313
Property & Casualty Insurance - 1.1%
5,047	Travelers Cos., Inc.	845,070
14,129	W.R. Berkley Corp.	952,577
		1,797,647
Research & Consulting Services - 0.5%
13,168	Parsons Corp. (a)	744,650
Restaurants - 3.4%
16,283	McDonald's Corp.	4,268,914
8,030	Wingstop, Inc.	1,467,643
		5,736,557
Semiconductor Materials & Equipment - 0.5%
6,460	Applied Materials, Inc.	854,981
Semiconductors - 7.7%
6,506	Broadcom, Inc.	5,473,953
22,246	Cirrus Logic, Inc. (a)	1,488,925
18,174	Lattice Semiconductor Corp. (a)	1,010,656
37,408	Microchip Technology, Inc.	2,666,816

BURNEY U.S. FACTOR ROTATION ETF
Schedule of Investments (Continued)
10/31/2023 (Unaudited)

Semiconductors - 7.7% (cont’d)
5,527	NVIDIA Corp.	2,253,911
		12,894,261
Soft Drinks & Non-alcoholic Beverages - 0.5%
4,674	PepsiCo, Inc.	763,171
Specialized Consumer Services - 1.0%
42,200	H&R Block, Inc.	1,732,310
Specialty Chemicals - 0.4%
2,852	Sherwin-Williams Co.	679,375
Steel - 0.5%
5,240	Nucor Corp.	774,420
Systems Software - 5.3%
20,110	Microsoft Corp.	6,799,392
6,445	Qualys, Inc. (a)	985,763
1,735	ServiceNow, Inc. (a)	1,009,510
		8,794,665
Trading Companies & Distributors - 0.5%
1,217	W.W. Grainger, Inc.	888,203
Transaction & Payment Processing Services - 0.5%
69,394	Western Union Co.	783,458
	TOTAL COMMON STOCKS (Cost $157,021,701)	161,792,550
REAL ESTATE INVESTMENT TRUSTS - 2.9%
Diversified - 0.9%
68,994	Essential Properties Realty Trust, Inc.	1,514,418
Other Specialized - 1.2%
73,111	VICI Properties, Inc.	2,039,797
Self-Storage - 0.8%
42,712	National Storage Affiliates Trust	1,218,146
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,387,921)	4,772,361
MONEY MARKET FUNDS - 0.1%
238,703	First American Government Obligations Fund - Class X, 5.27% (c)	238,703
	TOTAL MONEY MARKET FUNDS (Cost $238,703)	238,703

	TOTAL INVESTMENTS (Cost $162,648,325) - 100.0%	$166,803,614
	Liabilities in Excess of Other Assets - (0.0%) (d)	(59,358)
	TOTAL NET ASSETS - 100.0%	$166,744,256

BURNEY U.S. FACTOR ROTATION ETF
Schedule of Investments (Continued)
10/31/2023 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Non-income producing security.
(b) Foreign issued security.
(c) Rate shown is the 7-day effective yield.
(d) Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Global Fund Services, LLC.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2023 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2023, the Burney U.S. Factor Rotation ETF did not hold any securities valued by the valuation designee.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2023 (Unaudited)
liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of October 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$161,792,550	$—	$—	$161,792,550
Real Estate Investment Trusts	4,772,361	—	—	4,772,361
Money Market Funds	238,703	—	—	238,703
Total Investments in Securities	$166,803,614	$—	$—	$166,803,614
* For further detail on each asset class, see the Schedule of Investments.
During the fiscal period ended October 31, 2023, the Burney U.S. Factor Rotation ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.